Nature of expenses (Tables)	12 Months Ended
Dec. 31, 2022
Nature of expenses
Summary of nature of expenses

	2022	2021
	$	$

Production and manufacturing costs	2,397	2,738
Salaries and benefits	14,942	12,835
Consulting fees	4,146	4,076
Research and development expenses	2,839	3,358
Impairment of goodwill	2,524	—
Sales and marketing expenses	1,711	1,127
Amortization and depreciation	1,604	1,879
Share-based compensation	4,238	7,205
Rent	496	250
Software/hardware	1,003	619
Insurance	1,239	1,397
Office and shop supplies	683	415
Other expenses	985	1,265
	38,807	37,164